Other Comprehensive Income (Loss) (Schedule Of Components Of Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Foreign currency translation adjustments, Pre-Tax		$ 717		$ (742)	$ (639)
Foreign currency translation adjustments, Tax (Credit)		2		36	4
Foreign currency translation adjustments, Net of Tax		715		(778)	(643)
Unrealized investment gains (losses), Pre-Tax		(7)		21	1
Unrealized investment gains (losses), Tax (Credit)		(2)		8	0
Unrealized investment gains (losses), Net of Tax		(5)		13	1
Pension/post-retirement plans:
Amortization of prior service credits, Pre-Tax	[1]	(1)		3	(1)
Amortization of prior service credits, Tax (Credit)	[1]	0		1	0
Amortization of prior service credits, Net of Tax	[1]	(1)		2	(1)
Net actuarial losses, Pre-Tax	[1]	167		166	271
Net actuarial losses, Tax (Credit)	[1]	30		46	96
Net actuarial losses, Net of Tax	[1]	137		120	175
Losses included in periodic pension cost, Pre-Tax		219		169	270
Losses including in periodic pension cost, Tax (Credit)		39		47	96
Losses including in periodic pension cost, Net of Tax		180		122	174
Curtailment gain, Pre-Tax		(1)	[1]	102	(3)
Curtailment gain, Tax (Credit)		0	[1]	38	0
Curtailment gain, Net of Tax		(1)	[1]	64	(3)
Effect of Settlement, Pre-Tax	[1]	54
Effect of Settlement, Tax (Credit)	[1]	9
Effect of Settlement, Net of Tax	[1]	45
Plan termination, Pre-Tax					(6)
Plan termination, Tax (Credit)					(3)
Plan termination, Net of Tax					(3)
Net gain (loss) arising during period, Pre-Tax		374		(855)	(125)
Net gain (loss) arising during period, Tax (Credit)		62		(175)	(62)
Net gain (loss) arising during period, Net of Tax		312		(680)	(63)
Foreign currency translation adjustments, Pre-Tax		(201)		416	214
Foreign currency translation adjustments, Tax (Credit)		(36)		70	43
Foreign currency translation adjustments, Net of Tax		(165)		346	171
Other adjustments. Pre-Tax		16		49	(13)
Other adjustments, Tax (Credit)		3		9	(6)
Other adjustments, Net of Tax		13		40	(7)
Pension/post-retirement plans gains (losses), Pre-Tax		408		(119)	337
Pension/post-retirement plans gains (losses), Tax (Credit)		68		(11)	68
Pension/post-retirement plans gains (losses), Net of Tax		340		(108)	269
Other comprehensive income (loss), before tax		1,118		(840)	(301)
Other comprehensive income (loss), Tax (Credit)		68		33	72
Other comprehensive income (loss), net of tax		$ 1,050		$ (873)	$ (373)

[1]	(a) Components of net periodic pension cost are included in other net benefit credits in the Consolidated Statements of Income. Tax on prior service gains and net actuarial losses is included in income tax expense.